Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Stock-Based Compensation

14. Stock-Based Compensation

Since 2012, Eos has issued stock options to employees and certain service providers under the 2012 Eos Equity Incentive Plan (“Plan”). In addition to stock options, the Plan provides for the issuance of other forms of stock-based compensation, including profits interests, unit appreciation rights and restricted units. Only stock options have been issued under the Plan.

The following table summarizes stock option activity during the six months ended June 30, 2020:

	Units	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)
Options Outstanding at December 31, 2019	6,815,603	$0.90	5.4
Granted	1,250,000	$0.50
Cancelled/Forfeited	(749,760)	$1.47
Options Outstanding at June 30, 2020	7,315,843	$0.74	5.7
Options Exercisable at June 30, 2020	2,963,768	$1.04

As of the six months ended June 30, 2020 and year ended December 31, 2019, 1,024,907 and 1,966,810 shares remain for future issuance, respectively. Options vest generally over three to five years and have a term of five to ten years. The Company recorded stock compensation expense of $38 and $71 for the six months ended June 30, 2020 and 2019, respectively, which has been recorded in General and administrative expenses in the Statements of Operations. Unrecognized stock compensation expense of $333 is expected to be amortized over the next four years.

The weighted average assumptions used to determine the fair value of options granted in the six months ended June 30, 2020 and year ended December 31, 2019 are as follows:

	2020	2019
Volatility	50.00%	58.20%
Risk free interest rate	0.49%	1.89%
Expected life (years)	6.25	6.25
Dividend yield	0%	0%

The weighted average grant date fair value of all options granted was $0.12 and $0.07 per option for the six months ended June 30, 2020 and year ended December 31, 2019, respectively.

The following table summarizes non-vested stock option activity for the six months ended June 30, 2020:

	Shares	Fair Value
Non-vested options outstanding at December 31, 2019	3,833,774	$1.72
Granted	1,250,000	$0.50
Vested	(465,459)	$0.50
Exercised	—	—
Forfeited	(749,760)	$1.47
Non-vested options outstanding at June 30, 2020	3,868,555	$0.55

14. Stock-Based Compensation

Since 2012, Eos has issued stock options to employees and certain service providers under the 2012 Eos Equity Incentive Plan (“Plan”). In addition to stock options, the Plan provides for the issuance of other forms of stock-based compensation, including profits interests, unit appreciation rights and restricted units. Only stock options have been issued under the Plan.

The following table summarizes stock option activity during the years ended December 31, 2019 and 2018:

	Units	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)
Options Outstanding at December 31, 2017	3,879,955	$1.39
Granted	1,708,806	$1.75
Cancelled/Forfeited	(331,334)	$1.55
Options Outstanding at December 31, 2018	5,257,427	$1.51	2.8
Granted	4,422,114	$0.55
Cancelled/Forfeited	(2,863,938)	$1.51
Options Outstanding at December 31, 2019	6,815,603	$0.87	5.4
Options Exercisable at December 31, 2018	3,303,608	$1.33	2.8
Options Exercisable at December 31, 2019	2,356,348	$1.31	1.8

As of December 31, 2019 and 2018, 1,525,147 and 3,083,323 shares remain for future issuance, respectively. Options vest generally over three to five years and have a term of five to ten years. The Company recorded stock compensation expense of $135 and $137 for the years ended December 31, 2019 and 2018, respectively, which has been recorded in General and administrative expenses in the Statements of Operations. Unrecognized stock compensation expense of $365 is expected to be amortized over the next four years.

The weighted average assumptions used to determine the fair value of options granted in 2019 and 2018 are as follows:

	2019	2018
Volatility	58.20%	62.00%
Risk free interest rate	1.89%	2.42%
Expected life (years)	6.25	4.5
Dividend yield	0%	0%

The weighted average grant date fair value of all options granted was $0.07 and $0.12 per option for the years ended December 31, 2019 and 2018, respectively.

The following table summarizes non-vested stock option activity for the years ended December 31, 2019 and 2018:

	Shares	Fair Value
Non-vested options outstanding at December 31, 2017	828,197	$1.49
Granted	1,708,806	$1.75
Vested	(622,035)	$1.60
Exercised	—	—
Forfeited	(93,730)	$1.38
Non-vested options outstanding at December 31, 2018	1,821,239
Granted	4,422,114	$0.50
Vested	(497,189)	$0.77
Exercised	—	—
Forfeited	(1,912,390)	$1.65
Non-vested options outstanding at December 31, 2019	3,833,774	$1.72